Net Income Per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Net Income Per Share

13. Net Income Per Share

For the six-month period ended June 30, 2025, basic net income per common share represents net income attributable to common shareholders divided by the weighted average number of common shares outstanding during the measurement period. Diluted net income per common share, if applicable, reflects the potential dilution that could occur upon vesting of our restricted stock awards, resulting in additional shares that would then share in the Company’s net income.

Our restricted stock awards include rights to receive dividends that are subject to the risk of forfeiture if service requirements are not satisfied, these shares are not considered participating securities and are excluded from the calculation of the weighted average number of common shares outstanding, basic. For the purpose of calculating diluted earnings per share, the weighted average number of diluted shares outstanding includes the incremental shares assumed issued upon vesting of the restricted stock awards in excess of the number of shares assumed to be repurchased with the assumed proceeds, determined in accordance with the treasury stock method. For the six-month period ended June 30, 2025, incremental shares totaled 160,785. For the six-month period ended June 30, 2024, the Company excluded the effect of 247,934 non-vested share awards in calculating diluted net income per common share, as they were anti-dilutive.

The Company calculates net income per common share from continuing operations as follows:

	For the six-month periods ended June 30,
BASIC AND DILUTED	2025	2024
Numerators
Company’s net income from continuing operations	$62,735	$17,925
Less:
General Partner’s interest in Company’s net income	—	113
Company’s net income allocable to unvested shares	—	80
Net income attributable to common shareholders	$62,735	$17,732
Denominators
Weighted average number of common shares outstanding, basic	58,718,005	54,851,934
Weighted average number of common shares outstanding, diluted	58,878,790	54,851,934
Net income per common share:
Basic and Diluted (in United States Dollars)	$1.07	$0.33